Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Share-based compensation

16. Share-Based Compensation

Terms of the equity awards, including the vesting requirements are determined by the Board of Directors, subject to the provisions of the 2012 Stock Incentive Plan (the Plan). Stock options granted by the Company typically vest over one year for board members and four years for all other grants with a contractual life of ten years. The exercise price of an incentive stock option shall be not less than 100% of the fair market value of such shares on the date of grant.

The grant date fair value for the Company’s stock options granted in the six months ended June 30, 2021 and 2020, respectively, were based on the following assumptions used within the Black-Scholes option pricing model:

	2021		2020
Expected dividend yield		0%	0%
Expected volatility		63%	58%
Risk-free interest rate		0.7%	1.0%
Expected term in years	6.1	years	6.2	years
Weighted average grant date fair value	$1.54		$0.81

The Company recognized $709 and $1,356 of compensation expense related to grants during the three and six months ended June 30, 2021, respectively. The Company recognized $217 and $504 of compensation expense related to grants during the three and six months ended June 30, 2020, respectively.

As of June 30, 2021 and 2020 the Company had 8,330 and 4,860 nonvested options, respectively.

17. Share-Based Compensation

On June 12, 2012, the shareholders approved the 2012 Stock Incentive Plan (the Plan), which has been subsequently amended. The Plan provides for the issuance of up to 12,304,336 equity-based awards in the form of restricted common stock or stock options awards to eligible employees, directors, and consultants.

Terms of the equity awards, including the vesting requirements are determined by the Board of Director, subject to the provisions of the Plan. Stock options granted by the Company typically vest over one year for board members and four years for all other grants with a contractual life of ten years. The exercise price of an incentive stock option shall be not less than 100% of the fair market value of such shares on the date of grant.

Key assumptions used in this pricing model on the date of grant for options granted to employees and nonemployees are as follows:

	Year Ended December 31,
	2020	2019
Expected dividend yield	0%	0%
Expected volatility	58%	52%
Risk-free interest rate	1.0%	1.9%
Expected term in years	6.2 years	6.3 years
Weighted average grant date fair value	$0.81	$0.73

The Company recognized $1,010, $644 and $213 of compensation expense related to grants during the years ended December 31, 2020, 2019 and 2018, respectively.

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plan:

		Weighted
	Options	Average Exercise
	Outstanding	Price per Share
Balance at December 31, 2019	6,992,291	$0.97
Granted	926,000	1.45
Exercised	(337,076)	0.23
Forfeited	(424,750)	1.21
Expired	(56,975)	1.15
Balance at December 31, 2020	7,099,490	$1.05

The following is a summary of stock option information and weighted average grant date fair values under the Company’s stock incentive plan:

		Weighted Average
	Options	Grant Date
	Outstanding	Fair Value
Nonvested at December 31, 2019	4,551,250	$1.11
Granted	926,000	1.45
Vested	(1,527,775)	0.98
Forfeited	(481,725)	1.20
Nonvested Balance at December 31, 2020	3,467,750	$1.25

As of December 31, 2020, 3,631,740 stock options were exercisable at a weighted average remaining contractual life of 7.1 years and a weighted average exercise price of $0.86 per share. The aggregate intrinsic value of these stock options was $4,636 at December 31, 2020. The total intrinsic value of options exercised for the year ended December 31, 2020 was $523. The aggregate intrinsic value is the difference between the fair value of the underlying common stock and the exercise price.

As of December 31, 2020, 7,099,490 stock options were vested or expected to vest. The total fair value of shares vested during the year was $835. The weighted average remaining contractual life of these stock options was 7.7 years, and the weighted average exercise price was $1.05 per share. The aggregate intrinsic value of these stock options was $7,726 at December 31, 2020.

As of December 31, 2020, the total unrecognized compensation cost related to employee unvested stock options granted was $2,374. The Company expects to recognize total unrecognized compensation cost over a remaining weighted average period of 2.5 years.